Financial Risk Management - Schedule of Analysis of Aging of Trade and Other Receivables (Details) (20-F) - AUD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Total net trade and other receivables	$ 440,278	$ 818,766	$ 301,383
Current [Member]
Statement Line Items [Line Items]
Total net trade and other receivables		802,237	294,454
31 days to 60 days [Member]
Statement Line Items [Line Items]
Total net trade and other receivables		11,159	3,142
61 days to 90 days [Member]
Statement Line Items [Line Items]
Total net trade and other receivables			783
Greater than 90 days [Member]
Statement Line Items [Line Items]
Total net trade and other receivables		$ 5,370	$ 3,004